Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	SFr 1,438,483	SFr 11,288,911
Financial liabilities	5,323,267	3,036,236
At fair value through profit and loss [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	1,233	316,757
Trade And Other Payables [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	3,697,723	762,453
Accrued Expenses [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	1,048,575	1,433,106
Loans1 [member] | Financial liabilities at amortised cost, category [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities		523,920
Non-current lease liabilities [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	461,485
Cash And Cash Equivalents [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	984,191	11,258,870
Loans and receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets
Other non-current financial assets [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	199,105	20,001
Other receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	255,187	10,040
Current lease liabilities [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	SFr 114,251